Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	1,175,000
Proposed Maximum Offering Price per Unit	4.19
Maximum Aggregate Offering Price	$ 4,923,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 679.90
Offering Note	Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), on the basis of the average of the high and low prices per share of Registrant’s Common Stock on June 11, 2026 as reported by The Nasdaq Stock Market.

Covers 1,175,000 shares of the Registrant’s common stock, $0.00001 par value per share (“Common Stock”), issuable under certain Consulting Agreements, dated as of May 13, 2026 and June 10, 2026 (the “Agreements”), between Registrant and various Consultants. Pursuant to Rule 416 promulgated under the Securities Act, this registration statement shall also be deemed to cover any additional shares of Common Stock that may from time to time be offered or issued under the Agreements to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock.